Pro Forma Effect of Sale of I.E. Miller Services, Inc. On Statement of Operations (Detail) (USD $) In Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Revenue	$ 544,232	$ 351,856	$ 1,033,418	$ 654,218
Income from continuing operations before taxes	84,871	24,207	146,016	18,731
Taxes	31,781	9,385	54,907	7,795
Net income (loss) from continuing operations	53,090	14,822	91,109	10,936
I. E. Miller Services Inc
Revenue	544,232	351,856	1,033,418	654,218
Income from continuing operations before taxes	84,871	24,207	146,016	18,731
Taxes	31,781	9,385	54,907	7,795
Net income (loss) from continuing operations	53,090	14,822	91,109	10,936
I. E. Miller Services Inc | Disposal Group
Revenue	32,522	24,635	64,185	46,974
Income from continuing operations before taxes	6,136	3,452	11,629	5,615
Taxes	2,322	1,580	4,397	2,241
Net income (loss) from continuing operations	3,814	1,872	7,232	3,374
I. E. Miller Services Inc | Pro Forma
Revenue	511,710	327,221	969,233	607,244
Income from continuing operations before taxes	78,735	20,755	134,387	13,116
Taxes	29,459	7,805	50,510	5,554
Net income (loss) from continuing operations	$ 49,276	$ 12,950	$ 83,877	$ 7,562